Reconciliation of income tax benefit (Details)	3 Months Ended		6 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax benefit Details
U.S federal statutory rate	21.00%	34.00%	34.00%	34.00%
State income tax, net of federal benefit	0.00%	0.00%	0.00%	0.00%
Increase in valuation allowance	21.00%	34.00%	34.00%	34.00%
Income tax provision (benefit)	0.00%	0.00%	0.00%	0.00%